Accounts receivable (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021
Accounts And Non Trade Receivable Abstract
Receivables from contracts with customers			$ 35,469,123
Accounts receivable	$ 14,041,611	$ 34,821,818